Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table reflects the allocation of net income to common stockholders and EPS computations for the period indicated based on a weighted average number of shares of common stock outstanding for the period:

	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2023	2023
Numerator:
Net income	$71,211	$134,116
Less: Pre-IPO net income attributable to Atlas Sand Company, LLC	—	54,561
Less: Net income attributable to redeemable noncontrolling interest	32,693	39,303

Net income attributable to Atlas Energy Solutions, Inc.	$38,518	$40,252

	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2023	2023
Denominator:
Basic weighted average shares outstanding	57,148	57,148
Dilutive potential of restricted stock units	272	272

Diluted weighted average shares outstanding (1)	$57,420	$57,420

Basic EPS attributable to Class A stockholders	$0.67	$0.70
Diluted EPS attributable to Class A stockholders (1)	$0.67	$0.70

(1)	Shares of Class A common stock issued in exchange for Operating Units do not have a dilutive effect on EPS and were not included in the EPS calculation.